SEGMENT (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenue by products and services categories consisted of the following

	For the Years Ended June 30,
Products and services category	2025	2024	2023
Products
Traditional pet products	$8,647,605	$9,020,839	$8,302,299
Intelligent pet products	6,298,625	4,384,631	7,404,407
Climbing hooks and others	5,761,477	1,355,016	1,806,369
Total revenue from products	20,707,707	14,760,486	17,513,075

Services
Dyeing services	-	87,416	-
Other services	-	-	71,379
Total revenue from services	-	87,416	71,379
Total	$20,707,707	$14,847,902	$17,584,454

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2025	2024	2023
Sales to international markets	$13,621,337	$10,063,227	$11,253,079
Sales to China domestic markets	7,086,370	4,784,675	6,331,375
Total	$20,707,707	$14,847,902	$17,584,454